Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 18, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between certain executive compensation and certain elements of our financial performance for each of the last five completed calendar years for our 2025 principal executive officer (“PEO”) and our 2025 NEOs other than our PEO (“Other NEOs”). In determining the “compensation actually paid” to our PEO and the Other NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table this year and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes certain compensation values reported in our 2025 and prior Summary Compensation Tables, as well as the adjusted values required in this section for the 2025, 2024, 2023, 2022, and 2021 calendar years. Note that for our Other NEOs, compensation is reported as an average.
•	In 2025, the Other NEOs were Messrs. Jennings, Manning, and Collins and Ms. Gunning.
•	In 2024, the Other NEOs were Messrs. Wood, Manning, Collins and Zhu;
•	In 2023, the Other NEOs were Messrs. Wood, Collins, Manning, Patel and Hottinger;
•	In 2022, the Other NEOs were Messrs. Patel, Collins, Hottinger and Rose; and
•	In 2021, the Other NEOs were Messrs. Patel, Hottinger, Krantz and Stacherski.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)		COMPENSATION ACTUALLY PAID TO PEO ($)(1)(2)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOs ($)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ IN THOUSANDS)(5)	REVENUE ($ IN THOUSANDS)(5)
	FUSARO	HOSTETLER	FUSARO	HOSTETLER			ARRAY TOTAL STOCKHOLDER RETURN ($)(3)	PEER GROUP TOTAL RETURN ($)(4)
2025	—	6,803,799	—	11,404,764	2,139,100	2,926,501	21.37	16.28	(52,235)	1,284,141
2024	—	8,867,007	—	(1,258,386)	1,977,334	1,101,333	14.00	23.82	(240,394)	915,807
2023	—	5,716,945	—	5,147,609	1,372,133	1,248,586	38.94	55.69	137,240	1,576,551
2022	2,148,071	5,772,123	3,036,259	7,256,684	1,214,022	1,692,131	44.81	121.12	4,432	1,637,546
2021	4,271,575	—	570,878	—	1,414,459	557,975	36.37	97.32	(50,403)	853,318

1.	Mr. Fusaro served as our PEO during 2021, and he resigned from the Company on April 18, 2022. On that same date, Mr. Hostetler was appointed as our PEO and continues to serve in such capacity.
2.
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table entitled “PEO” below (following footnote 5) were made to Mr. Hostetler’s total compensation for each year as reported in the applicable Summary Compensation Tables to determine the compensation actually paid. The valuation assumptions used to calculate the fair values of RSUs and PSUs include the stock price as of the applicable measuring date and, in the case of PSUs, determined using a Monte-Carlo model for each award on the applicable measuring date and based on the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Human Capital Committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Similarly, in accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table entitled “Other NEOs” below (following footnote 5) were made to the Other NEOs’ average total compensation for each year as reported in the applicable Summary Compensation Tables to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Mr. Hostetler.
3.	The values disclosed in this column represent the value of an investment of $100 in our common stock as of December 31, 2020, measured at December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
4.
Represents the weighted peer group total stockholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group used by the Company for purposes of Item 201(e) of Regulation S-K (Enphase Energy, Solaredge Technologies, Shoals Technologies Group and FTC Solar).

5.
Represents Net Income and Revenue as disclosed in our Annual Report on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, as applicable. The fiscal 2023 Net Income included in last year’s comparable disclosure reflected Net Income to Common Shareholders of $85,546,000; in this Proxy Statement, this figure has been updated to reflect actual fiscal 2023 Net Income of $137,240,000.

PEO	2025
Total compensation as reported in Summary Compensation Table (SCT)	6,803,799
Subtract SCT “Stock Awards” value for 2025	4,776,334
Add Year-end fair value of outstanding equity compensation granted in current year	7,500,308
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	(65,032)
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	1,942,023
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid to PEO	11,404,764

OTHER NEOs	2025
Total compensation as reported in Summary Compensation Table (SCT)	2,139,100
Subtract SCT “Stock Awards” value for 2025	1,187,709
Add Year-end fair value of outstanding equity compensation granted in current year	1,815,849
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	852
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	158,410
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid to Other NEOs	2,926,501

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
•	In 2025, the Other NEOs were Messrs. Jennings, Manning, and Collins and Ms. Gunning.
•	In 2024, the Other NEOs were Messrs. Wood, Manning, Collins and Zhu;
•	In 2023, the Other NEOs were Messrs. Wood, Collins, Manning, Patel and Hottinger;
•	In 2022, the Other NEOs were Messrs. Patel, Collins, Hottinger and Rose; and
•	In 2021, the Other NEOs were Messrs. Patel, Hottinger, Krantz and Stacherski.
1.	Mr. Fusaro served as our PEO during 2021, and he resigned from the Company on April 18, 2022. On that same date, Mr. Hostetler was appointed as our PEO and continues to serve in such capacity.

Peer Group Issuers, Footnote
4.
Represents the weighted peer group total stockholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group used by the Company for purposes of Item 201(e) of Regulation S-K (Enphase Energy, Solaredge Technologies, Shoals Technologies Group and FTC Solar).

Adjustment To PEO Compensation, Footnote
2.
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table entitled “PEO” below (following footnote 5) were made to Mr. Hostetler’s total compensation for each year as reported in the applicable Summary Compensation Tables to determine the compensation actually paid. The valuation assumptions used to calculate the fair values of RSUs and PSUs include the stock price as of the applicable measuring date and, in the case of PSUs, determined using a Monte-Carlo model for each award on the applicable measuring date and based on the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Human Capital Committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

PEO	2025
Total compensation as reported in Summary Compensation Table (SCT)	6,803,799
Subtract SCT “Stock Awards” value for 2025	4,776,334
Add Year-end fair value of outstanding equity compensation granted in current year	7,500,308
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	(65,032)
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	1,942,023
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid to PEO	11,404,764

Non-PEO NEO Average Total Compensation Amount			$ 2,139,100	$ 1,977,334	$ 1,372,133	$ 1,214,022	$ 1,414,459
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,926,501	1,101,333	1,248,586	1,692,131	557,975
Adjustment to Non-PEO NEO Compensation Footnote
Similarly, in accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table entitled “Other NEOs” below (following footnote 5) were made to the Other NEOs’ average total compensation for each year as reported in the applicable Summary Compensation Tables to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Mr. Hostetler.

OTHER NEOs	2025
Total compensation as reported in Summary Compensation Table (SCT)	2,139,100
Subtract SCT “Stock Awards” value for 2025	1,187,709
Add Year-end fair value of outstanding equity compensation granted in current year	1,815,849
Add Change in fair value (from end of prior fiscal year to vesting date) for awards granted in prior fiscal years that vested during current fiscal year	852
Add Change in fair value (from end of prior fiscal year to end of current fiscal year) for awards granted in prior fiscal years that remained unvested and outstanding at end of current fiscal year	158,410
Subtract Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid to Other NEOs	2,926,501

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid vs TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid vs Revenue
Total Shareholder Return Vs Peer Group			Compensation Actually Paid vs TSR
Tabular List, Table
Financial Performance Measures
The performance measures listed below represent the most important measures we use to link compensation actually paid to our NEOs for 2025 to the Company’s performance:
•	Revenue (our Company Selected Measure under Item 402(v) of Regulation S-K)
•	Adjusted EBITDA(1)
•	Cash Conversion Cycle
1.	Adjusted EBITDA of $178 million for purposes of the 2025 LIP.

Total Shareholder Return Amount			$ 21.37	14	38.94	44.81	36.37
Peer Group Total Shareholder Return Amount			16.28	23.82	55.69	121.12	97.32
Net Income (Loss)			$ (52,235,000)	$ (240,394,000)	$ 137,240,000	$ 4,432,000	$ (50,403,000)
Company Selected Measure Amount			1,284,141,000	915,807,000	1,576,551,000	1,637,546,000	853,318,000
PEO Name	Mr. Fusaro	Mr. Hostetler	Mr. Hostetler	Mr. Hostetler	Mr. Hostetler		Mr. Fusaro
Net Income (Loss) Available to Common Stockholders, Basic					$ 85,546,000
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Conversion Cycle
Jim Fusaro [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	0	$ 2,148,071	$ 4,271,575
PEO Actually Paid Compensation Amount			0	0	0	3,036,259	570,878
Kevin Hostetler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,803,799	8,867,007	5,716,945	5,772,123	0
PEO Actually Paid Compensation Amount			11,404,764	$ (1,258,386)	$ 5,147,609	$ 7,256,684	$ 0
PEO | Kevin Hostetler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,776,334)
PEO | Kevin Hostetler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,500,308
PEO | Kevin Hostetler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,942,023
PEO | Kevin Hostetler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(65,032)
PEO | Kevin Hostetler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,187,709)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,815,849
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			158,410
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			852
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0